MARK W. JEANFREAU Partner Admitted in Louisiana and Texas (504) 584-9236 jeanfrem@phelps.com	January 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Renasant Corporation (CIK 0000715072)
Pre-Effective Amendment No. 1 to
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Renasant Corporation (the “Registrant”), and pursuant to the requirements of the Securities Act of 1933, as amended, we are transmitting to you via EDGAR a Pre-Effective Amendment No. 1 to Registration Statement on Form S-4 (File No. 333-208753) (the “Amendment”). This filing has been marked to show all changes from the Registration Statement on Form S-4 which the Registrant filed with the Securities and Exchange Commission on December 24, 2015.

If you have any questions or comments concerning the Registration Statement, please call the undersigned at (504) 584-9236.

Very truly yours,

/s/ Mark W. Jeanfreau